Stock-Based Compensation (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2019	Jan. 31, 2018	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019	Dec. 31, 2018 USD ($) stock-based_retirement_plan company shares	Dec. 31, 2017	May 10, 2012 shares	May 09, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units per common share | shares			1
Expected life in years			7 years 4 months 24 days	7 years 9 months 18 days	6 years
Stock units converted to common stock ratio				1-to-1
Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years			10 years
Vesting period			15 months
Discount to the market price, percentage			20.00%
Time period for receiving plan distributions, max			10 years
Time period for installment distributions, max			10 years
Options Granted On A Discretionary Basis
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years			10 years
Vesting period			3 years
Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based retirement plans | stock-based_retirement_plan					2
Automatic employer match, percentage					50.00%
Additional employer match upon certain profitability levels, percentage					50.00%
Discount market price purchase date, percentage				85.00%
ESUP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years
Esup
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Retirement Plans Employee Contributions			$ 3.9
Employer premium contribution to diversified investment accounts			$ 0.7
Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Share based payment award was granted					100.00%
Percentage of award intended to pay out in stock					50.00%
Percentage of award intended to pay out in cash					50.00%
Reserved percentage of award intended to pay out in cash					100.00%
Awards based on TSR compared to peer group (as a percent)					50.00%
Awards based upon relative TSR for certain business unit employees (as a percent)					100.00%
Number of companies forming peer group | company					300
Measurement performance period, years					3 years
GPSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement period						2 years
Performance Stock Unit Awards - EBIT CAGR Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Award based on EBIT CAGR (as a percent)					50.00%
Average payout percentage of base award					114.00%
Total shares paid | shares					100,000
Cash paid					$ 4.1
Measurement performance period, years		2 years			3 years
Performance Stock Unit Awards - EBIT CAGR Based | Earnings before Interest and Taxes, Compound Annual Growth Rate, One-Time Vesting Period Transition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					2 years
Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount to the market price, percentage			85.00%
Measurement performance period, years			1 year
Prior PSU Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved percentage of award intended to pay out in cash						175.00%
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award was granted					66.00%
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award was granted					33.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						250.00%
Maximum | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SBP participant contribution for stock or other investment purchases	20.00%
SBP merged with 401(k), participant contribution (as a percent)				100.00%
ESUP participant contribution for stock or other investment purchases				10.00%
Premium contributions for ESUP participants				17.65%
Maximum | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base award percentage of total shareholder return				200.00%	200.00%
Maximum | Performance Stock Unit Awards - EBIT CAGR Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base award percentage of total shareholder return					200.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						0.00%
Minimum | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base award percentage of total shareholder return					0.00%
Minimum | Performance Stock Unit Awards - EBIT CAGR Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base award percentage of total shareholder return					0.00%
Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized cost of non-vested stock			$ 5.1
Weighted-average remaining contractual life			1 year
Flexible Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares against plan | shares							3	1